Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Opportunistic Insights Fund
September 30, 2021
ZPI-NPRT3-1121
1.9881593.104
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 19.5%
Entertainment - 3.0%
Netflix, Inc. (a)	1,251	763,535
Roblox Corp. (a)	366	27,651
Sea Ltd. ADR (a)	76	24,223
The Walt Disney Co. (a)	3,107	525,611
Universal Music Group NV	668	17,796
Warner Music Group Corp. Class A	217	9,275
		1,368,091
Interactive Media & Services - 15.7%
Alphabet, Inc.:
Class A (a)	382	1,021,285
Class C (a)	481	1,282,014
Bumble, Inc.	506	25,290
Facebook, Inc. Class A (a)	13,273	4,504,721
Snap, Inc. Class A (a)	3,725	275,166
Zoominfo Technologies, Inc. (a)	414	25,333
		7,133,809
Media - 0.5%
Charter Communications, Inc. Class A (a)	120	87,307
Comcast Corp. Class A	1,935	108,225
Liberty Media Corp. Liberty Formula One Group Series C (a)	420	21,592
		217,124
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	976	124,694
TOTAL COMMUNICATION SERVICES		8,843,718
CONSUMER DISCRETIONARY - 13.0%
Automobiles - 0.8%
General Motors Co. (a)	2,078	109,531
Hyundai Motor Co.	520	86,524
Rad Power Bikes, Inc. (a)(b)(c)	669	6,412
Tesla, Inc. (a)	4	3,102
Toyota Motor Corp.	8,403	149,720
XPeng, Inc. Class A	1,152	19,778
		375,067
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	27	4,492
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A	675	113,231
Booking Holdings, Inc. (a)	2	4,748
Caesars Entertainment, Inc. (a)	41	4,603
Chipotle Mexican Grill, Inc. (a)	83	150,854
Churchill Downs, Inc.	21	5,042
Dutch Bros, Inc.	300	12,996
Evolution AB (d)	224	33,922
Hilton Worldwide Holdings, Inc. (a)	359	47,427
		372,823
Household Durables - 0.8%
D.R. Horton, Inc.	1,230	103,283
Garmin Ltd.	368	57,209
Lennar Corp. Class A	1,229	115,133
Mohawk Industries, Inc. (a)	218	38,673
Sony Group Corp.	82	9,104
Tempur Sealy International, Inc.	385	17,868
		341,270
Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (a)	883	2,900,690
Cazoo Group Ltd. (a)(b)(e)	298	2,200
Cazoo Group Ltd.	1,174	8,210
Coupang, Inc. Class A (a)	1,988	55,366
Deliveroo PLC (a)	2,200	8,487
Deliveroo PLC Class A (a)(d)	13,204	51,087
Doordash, Inc.	493	101,548
eBay, Inc.	3,463	241,267
Etsy, Inc. (a)	119	24,747
Global-e Online Ltd.	148	10,626
Warby Parker, Inc.	84	4,456
Wayfair LLC Class A (a)	110	28,106
Zomato Ltd. (a)(b)	6,700	10,489
ZOZO, Inc.	243	9,104
		3,456,383
Leisure Products - 0.0%
Thule Group AB (d)	183	9,175
YETI Holdings, Inc. (a)	47	4,027
		13,202
Specialty Retail - 2.1%
Academy Sports & Outdoors, Inc.	1,496	59,870
AutoZone, Inc. (a)	20	33,960
Best Buy Co., Inc.	39	4,123
Burlington Stores, Inc. (a)	114	32,327
Carvana Co. Class A (a)	27	8,142
Dick's Sporting Goods, Inc.	489	58,568
Fanatics, Inc. Class A (b)(c)	290	13,737
JD Sports Fashion PLC	308	4,328
Lithia Motors, Inc. Class A (sub. vtg.)	62	19,656
National Vision Holdings, Inc. (a)	504	28,612
O'Reilly Automotive, Inc. (a)	106	64,772
Pet Center Comercio e Participacoes SA	944	4,067
The Home Depot, Inc.	1,460	479,260
TJX Companies, Inc.	1,124	74,162
Williams-Sonoma, Inc.	337	59,760
		945,344
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	36	5,165
Deckers Outdoor Corp. (a)	167	60,153
Dr. Martens Ltd. (a)	5,663	30,245
lululemon athletica, Inc. (a)	100	40,470
LVMH Moet Hennessy Louis Vuitton SE	21	15,042
NIKE, Inc. Class B	1,485	215,667
On Holding AG	520	15,668
Under Armour, Inc. Class A (sub. vtg.) (a)	402	8,112
		390,522
TOTAL CONSUMER DISCRETIONARY		5,899,103
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Anheuser-Busch InBev SA NV	80	4,537
Diageo PLC	461	22,319
Keurig Dr. Pepper, Inc.	367	12,537
PepsiCo, Inc.	69	10,378
The Coca-Cola Co.	593	31,115
		80,886
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	1,106	496,981
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	813	243,843
L'Oreal SA	43	17,794
Olaplex Holdings, Inc.	581	12,201
		273,838
TOTAL CONSUMER STAPLES		851,705
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd.	829	30,310
Cheniere Energy, Inc.	153	14,944
Hess Corp.	22	1,718
Reliance Industries Ltd.	374	12,668
		59,640
FINANCIALS - 16.8%
Banks - 5.0%
Bank of America Corp.	24,354	1,033,827
JPMorgan Chase & Co.	4,758	778,837
Kotak Mahindra Bank Ltd. (a)	2,620	70,565
Royal Bank of Canada	1,726	171,742
Starling Bank Ltd. Series D (a)(c)	6,297	10,982
SVB Financial Group (a)	23	14,878
The Toronto-Dominion Bank	1,918	126,973
Wells Fargo & Co.	1,500	69,615
		2,277,419
Capital Markets - 3.8%
BlackRock, Inc. Class A	197	165,216
Blackstone, Inc.	51	5,933
Brookfield Asset Management, Inc. (Canada) Class A	439	23,524
Carlyle Group LP	100	4,728
Charles Schwab Corp.	123	8,959
Coinbase Global, Inc. (a)	95	21,611
Goldman Sachs Group, Inc.	1,423	537,937
Moody's Corp.	67	23,792
Morgan Stanley	8,183	796,288
MSCI, Inc.	172	104,634
NASDAQ, Inc.	25	4,826
S&P Global, Inc.	55	23,369
		1,720,817
Consumer Finance - 0.4%
American Express Co.	166	27,810
Capital One Financial Corp.	833	134,921
		162,731
Diversified Financial Services - 5.4%
Berkshire Hathaway, Inc. Class A (a)	6	2,468,274
Insurance - 2.2%
Admiral Group PLC	2,843	118,790
AIA Group Ltd.	1,713	19,707
American International Group, Inc.	1,970	108,133
Arthur J. Gallagher & Co.	297	44,149
Brookfield Asset Management Reinsurance Partners Ltd.	2	111
Chubb Ltd.	1,278	221,707
Direct Line Insurance Group PLC	644	2,507
Fairfax Financial Holdings Ltd. (sub. vtg.)	85	34,313
Hartford Financial Services Group, Inc.	538	37,795
Intact Financial Corp.	225	29,751
Oscar Health, Inc.	955	16,607
Progressive Corp.	1,089	98,435
The Travelers Companies, Inc.	1,655	251,577
		983,582
TOTAL FINANCIALS		7,612,823
HEALTH CARE - 10.1%
Biotechnology - 1.9%
AbbVie, Inc.	1,150	124,051
Alector, Inc. (a)	356	8,124
BioNTech SE ADR (a)	78	21,293
Blueprint Medicines Corp. (a)	45	4,626
Genmab A/S (a)	18	7,865
Horizon Therapeutics PLC (a)	2,448	268,154
Idorsia Ltd. (a)	1,280	30,861
Innovent Biologics, Inc. (a)(d)	277	2,668
Intellia Therapeutics, Inc. (a)	337	45,209
Moderna, Inc. (a)	94	36,177
Regeneron Pharmaceuticals, Inc. (a)	486	294,117
Zai Lab Ltd. (a)	213	22,825
		865,970
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	305	36,030
Alcon, Inc.	58	4,667
Align Technology, Inc. (a)	103	68,539
Danaher Corp.	1,761	536,119
DexCom, Inc. (a)	27	14,765
Edwards Lifesciences Corp. (a)	942	106,644
Envista Holdings Corp. (a)	387	16,180
Hologic, Inc. (a)	1,129	83,331
Intuitive Surgical, Inc. (a)	207	205,789
Medtronic PLC	856	107,300
Sonova Holding AG Class B	82	30,988
Stryker Corp.	99	26,108
West Pharmaceutical Services, Inc.	54	22,925
		1,259,385
Health Care Providers & Services - 2.2%
agilon health, Inc.	303	7,942
AmerisourceBergen Corp.	263	31,415
Cano Health, Inc. (b)	1,002	12,705
dentalcorp Holdings Ltd. (a)	1,594	20,853
Guardant Health, Inc. (a)	34	4,250
HCA Holdings, Inc.	497	120,632
Henry Schein, Inc. (a)	98	7,464
Molina Healthcare, Inc. (a)	17	4,612
Option Care Health, Inc. (a)	1,352	32,800
Owens & Minor, Inc.	11	344
UnitedHealth Group, Inc.	1,911	746,704
		989,721
Health Care Technology - 0.1%
Doximity, Inc.	188	15,172
GoodRx Holdings, Inc.	114	4,676
Medlive Technology Co. Ltd. (d)	1,171	5,607
Veeva Systems, Inc. Class A (a)	39	11,239
		36,694
Life Sciences Tools & Services - 1.5%
23andMe Holding Co. (a)(b)(e)	424	3,841
23andMe Holding Co.:
Class A	80	689
Class B	648	5,577
Bio-Rad Laboratories, Inc. Class A (a)	102	76,087
Charles River Laboratories International, Inc. (a)	56	23,110
Eurofins Scientific SA	350	44,844
IQVIA Holdings, Inc. (a)	335	80,246
Maravai LifeSciences Holdings, Inc.	1,382	67,829
Mettler-Toledo International, Inc. (a)	127	174,925
Thermo Fisher Scientific, Inc.	292	166,828
Waters Corp. (a)	173	61,813
WuXi AppTec Co. Ltd. (H Shares) (d)	128	2,980
		708,769
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (a)	60	4,931
AstraZeneca PLC (United Kingdom)	82	9,882
Bristol-Myers Squibb Co.	793	46,922
Eli Lilly & Co.	1,872	432,526
Jazz Pharmaceuticals PLC (a)	312	40,626
Pfizer, Inc.	513	22,064
Royalty Pharma PLC	1,824	65,919
UCB SA	173	19,372
Zoetis, Inc. Class A	532	103,282
		745,524
TOTAL HEALTH CARE		4,606,063
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.	111	39,977
Space Exploration Technologies Corp. Class A (a)(b)(c)	20	8,400
		48,377
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	123	14,653
GXO Logistics, Inc. (a)	35	2,745
United Parcel Service, Inc. Class B	2,653	483,111
		500,509
Airlines - 0.0%
Joby Aviation, Inc. (a)(b)(e)	215	2,163
Building Products - 0.7%
Carrier Global Corp.	857	44,358
Fortune Brands Home & Security, Inc.	1,354	121,075
Toto Ltd.	1,539	73,282
Trane Technologies PLC	514	88,742
		327,457
Commercial Services & Supplies - 0.3%
Cintas Corp.	316	120,289
Clean TeQ Water Pty Ltd.	3	1
GFL Environmental, Inc.	197	7,319
		127,609
Electrical Equipment - 0.1%
Generac Holdings, Inc. (a)	53	21,660
Vertiv Holdings Co.	312	7,516
		29,176
Industrial Conglomerates - 0.7%
General Electric Co.	2,888	297,551
Honeywell International, Inc.	61	12,949
		310,500
Machinery - 0.4%
Deere & Co.	197	66,009
Ingersoll Rand, Inc. (a)	958	48,293
Kornit Digital Ltd. (a)	70	10,132
Nordson Corp.	15	3,572
Otis Worldwide Corp.	557	45,830
Pentair PLC	163	11,839
		185,675
Professional Services - 0.2%
Clarivate Analytics PLC (a)	172	3,767
Equifax, Inc.	227	57,526
Recruit Holdings Co. Ltd.	65	3,973
Thomson Reuters Corp.	268	29,633
		94,899
Road & Rail - 0.4%
Canadian Pacific Railway Ltd.	2,250	146,927
J.B. Hunt Transport Services, Inc.	129	21,571
XPO Logistics, Inc. (a)	35	2,785
		171,283
TOTAL INDUSTRIALS		1,797,648
INFORMATION TECHNOLOGY - 30.3%
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	8,962	656,287
CDW Corp.	213	38,770
Keysight Technologies, Inc. (a)	91	14,950
Samsung SDI Co. Ltd.	10	5,965
Zebra Technologies Corp. Class A (a)	57	29,379
		745,351
IT Services - 5.1%
Accenture PLC Class A	1,429	457,166
Adyen BV (a)(d)	73	204,062
Cloudflare, Inc. (a)	2,817	317,335
EPAM Systems, Inc. (a)	8	4,564
MasterCard, Inc. Class A	745	259,022
MongoDB, Inc. Class A (a)	186	87,701
Nuvei Corp. (d)	47	5,384
Okta, Inc. (a)	134	31,804
PayPal Holdings, Inc. (a)	1,143	297,420
Remitly Global, Inc.	233	8,551
Shopify, Inc. Class A (a)	298	404,490
Snowflake Computing, Inc.	61	18,448
Square, Inc.	87	20,866
Thoughtworks Holding, Inc.	300	8,613
Toast, Inc.	200	9,990
Visa, Inc. Class A	782	174,191
		2,309,607
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices, Inc. (a)	4,452	458,111
Ambarella, Inc. (a)	36	5,607
Analog Devices, Inc.	1,124	188,248
Applied Materials, Inc.	1,750	225,278
ASML Holding NV	49	36,510
Lam Research Corp.	235	133,750
Lattice Semiconductor Corp. (a)	539	34,846
Marvell Technology, Inc.	1,281	77,257
Monolithic Power Systems, Inc.	19	9,209
NVIDIA Corp.	7,198	1,491,138
ON Semiconductor Corp. (a)	412	18,857
Qorvo, Inc. (a)	405	67,712
Qualcomm, Inc.	4,513	582,087
Semtech Corp. (a)	195	15,204
Silergy Corp.	35	5,095
SiTime Corp. (a)	25	5,104
Skyworks Solutions, Inc.	335	55,201
Synaptics, Inc. (a)	856	153,849
Texas Instruments, Inc.	808	155,306
		3,718,369
Software - 14.0%
Adobe, Inc. (a)	1,821	1,048,386
Atlassian Corp. PLC (a)	978	382,809
Cadence Design Systems, Inc. (a)	1,572	238,064
Ceridian HCM Holding, Inc. (a)	85	9,573
Clear Secure, Inc.	234	9,606
Confluent, Inc.	69	4,116
Crowdstrike Holdings, Inc. (a)	168	41,291
Datadog, Inc. Class A (a)	284	40,143
DocuSign, Inc. (a)	161	41,446
Dropbox, Inc. Class A (a)	1,543	45,086
Duck Creek Technologies, Inc. (a)	257	11,370
Dynatrace, Inc. (a)	1,134	80,480
Epic Games, Inc. (a)(b)(c)	34	30,090
Fortinet, Inc. (a)	53	15,478
HubSpot, Inc. (a)	52	35,157
Intuit, Inc.	607	327,483
KnowBe4, Inc. (a)	600	13,176
Microsoft Corp.	7,821	2,204,896
Monday.com Ltd.	39	12,722
Palo Alto Networks, Inc. (a)	22	10,538
Paycom Software, Inc. (a)	20	9,915
Qualtrics International, Inc.	198	8,463
Salesforce.com, Inc. (a)	5,659	1,534,834
SentinelOne, Inc.	285	15,267
ServiceNow, Inc. (a)	172	107,030
Stripe, Inc. Class B (a)(b)(c)	88	3,531
Tanium, Inc. Class B (a)(b)(c)	741	8,314
Workday, Inc. Class A (a)	18	4,498
Xero Ltd. (a)	191	18,743
Zoom Video Communications, Inc. Class A (a)	8	2,092
Zscaler, Inc. (a)	96	25,173
		6,339,770
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	2,784	393,936
Dell Technologies, Inc. (a)	2,395	249,176
		643,112
TOTAL INFORMATION TECHNOLOGY		13,756,209
MATERIALS - 2.2%
Chemicals - 0.7%
Celanese Corp. Class A	17	2,561
FMC Corp.	19	1,740
Sherwin-Williams Co.	1,058	295,954
Westlake Chemical Corp.	46	4,192
		304,447
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	311	11,930
Metals & Mining - 1.5%
ArcelorMittal SA Class A unit	898	27,084
B2Gold Corp.	4,102	14,023
Barrick Gold Corp. (Canada)	1,190	21,487
Cleveland-Cliffs, Inc. (a)	1,675	33,182
Franco-Nevada Corp.	1,510	196,171
Freeport-McMoRan, Inc.	2,603	84,676
Gatos Silver, Inc.	891	10,362
Ivanhoe Mines Ltd. (a)	19,204	122,811
Novagold Resources, Inc. (a)	2,431	16,736
Nucor Corp.	885	87,164
Steel Dynamics, Inc.	726	42,456
Stelco Holdings, Inc.	132	3,869
Sunrise Energy Metals Ltd. (a)	7	8
		660,029
TOTAL MATERIALS		976,406
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	723	18,784
Prologis (REIT), Inc.	272	34,117
		52,901
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southern Co.	73	4,524
TOTAL COMMON STOCKS (Cost $32,704,116)		44,460,740

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (b)(c)	88	843
Series C (a)(b)(c)	343	3,287
Series D (b)(c)	800	7,667
		11,797
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G (a)(b)(c)	9	3,496
Series H (a)(b)(c)	23	8,935
Reddit, Inc.:
Series E (a)(b)(c)	65	4,017
Series F (b)(c)	284	17,550
		33,998
Textiles, Apparel & Luxury Goods - 0.0%
Discord, Inc. Series I (a)(b)(c)	16	8,810
TOTAL CONSUMER DISCRETIONARY		54,605
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (b)(c)	50	3,012
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)	1,014	4,254
Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E (a)(b)(c)	600	9,423
Series F (b)(c)	17	267
		9,690
TOTAL HEALTH CARE		13,944
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Relativity Space, Inc. Series E (a)(b)(c)	505	11,532
Space Exploration Technologies Corp. Series N (a)(b)(c)	74	31,079
		42,611
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	236	8,496
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (a)(b)(c)	11	5,288
TOTAL INDUSTRIALS		56,395
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	117	13,848
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (b)(c)	100	5,945
Software - 0.0%
Nuro, Inc. Series C (b)(c)	562	7,337
Stripe, Inc. Series H (a)(b)(c)	89	3,571
		10,908
TOTAL INFORMATION TECHNOLOGY		30,701
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $137,332)		158,657

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rivian Automotive, Inc. 0% (b)(c)(g) (Cost $13,561)	13,561	13,561

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (b)(g)	3,800	4,332
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g)	4,994	4,994
TOTAL PREFERRED SECURITIES (Cost $8,794)		9,326

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h) (Cost $709,831)	709,689	709,831

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $33,573,634)	45,352,115
NET OTHER ASSETS (LIABILITIES) - 0.0%	22,043
NET ASSETS - 100.0%	45,374,158

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $283,426 or 0.6% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $314,885 or 0.7% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
23andMe Holding Co.	2/03/21	4,240
Bowery Farming, Inc. Series C1	5/18/21	3,012
ByteDance Ltd. Series E1	11/18/20	12,820
Cano Health, Inc.	11/11/20	10,020
Cazoo Group Ltd.	3/28/21	2,980
Circle Internet Financial Ltd. 0%	5/11/21	3,800
Delhivery Private Ltd. Series H	5/20/21	5,369
Discord, Inc. Series I	9/15/21	8,810
ElevateBio LLC Series C	3/09/21	4,254
Epic Games, Inc.	7/30/20	19,550
Fanatics, Inc. Class A	8/13/20	5,014
GoBrands, Inc. Series G	3/02/21	2,247
GoBrands, Inc. Series H	7/22/21	8,935
Joby Aviation, Inc.	2/23/21	2,150
Lyra Health, Inc. Series E	1/14/21	5,494
Lyra Health, Inc. Series F	6/04/21	267
Nuro, Inc. Series C	10/30/20	7,337
Rad Power Bikes, Inc.	1/21/21	3,227
Rad Power Bikes, Inc. Series A	1/21/21	425
Rad Power Bikes, Inc. Series C	1/21/21	1,655
Rad Power Bikes, Inc. Series D	9/17/21	7,667
Reddit, Inc. Series E	5/18/21	2,761
Reddit, Inc. Series F	8/11/21	17,550
Relativity Space, Inc. Series E	5/27/21	11,532
Rivian Automotive, Inc. 0%	7/23/21	13,561
Space Exploration Technologies Corp. Class A	2/16/21	8,400
Space Exploration Technologies Corp. Series N	8/04/20	19,980
Stripe, Inc. Class B	5/18/21	3,531
Stripe, Inc. Series H	3/15/21	3,571
Tanium, Inc. Class B	4/21/17 - 9/18/20	7,800
Tenstorrent, Inc. Series C1	4/23/21	5,945
Tenstorrent, Inc. 0%	4/23/21	4,994
Zipline International, Inc. Series E	12/21/20	7,701
Zomato Ltd.	12/09/20	4,073

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	511,713	30,842,956	30,644,838	341	-	-	709,831	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	-	238,642	238,642	60	-	-	-	0.0%
Total	511,713	31,081,598	30,883,480	401	-	-	709,831

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.